STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF FINANCIAL CONDITION
Cash, restricted cash (in dollars)	$ 70,036,099	$ 74,790,241
Units outstanding	593,821,837	632,945,962